Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Net Sales	$ 50,645	[1]	$ 64,392
Cost of Goods Sold	39,019		48,946
Gross Profit	11,626		15,446
Operating Expenses
Research and development	5,451	[2]	3,863	[3]
General and administrative	21,909		26,389
Selling and marketing	10,025		12,623
Total Operating Expenses	37,385		42,875
Loss From Operations	(25,759)		(27,429)
Other (Expense) Income
Interest expense, net	(21,504)		(16,015)
Other (expense) income	(36)		19
Change in fair market value of warrant liability	6,684		29,582
Total Other (Expense) Income	(14,856)	[4]	13,586	[5]
Net Loss Before Taxes	(40,615)		(13,843)
Income Tax Expense (Benefit)			(26)
Net Loss	$ (40,615)		$ (13,817)
Loss Per Share- Basic	$ (5.91)		$ (2.36)
Loss Per Share- Diluted	$ (5.91)		$ (2.36)
Weighted Average Number of Shares - Basic	6,866,826		5,865,165
Weighted Average Number of Shares - Diluted	6,866,826		5,865,165

[1]	Licensing Revenue which is not considered a segment as it is currently immaterial
[2]	Research and Development expenses including employee costs related to new products
[3]	Research and Development expenses including employee costs related to new products
[4]	Interest expense related to debt and change in fair market value of warrant liability
[5]	Interest expense related to debt and change in fair market value of warrant liability